SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

(a)	On January 9, 2012, the Company modified the exercise price for a total number of 6,520,000 options granted in 2009 and 2010 to $0.42, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for two batches granted on October 31, 2009 and October 6, 2010, is $0.22 and $0.23, respectively. The Company is assessing the financial impact of the modification of the exercise price.

(b)	On January 9, 2012, the Company granted options to acquire 300,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, thirty percent (30%) of the options will vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the ordinary shares subject to the options will vest in the third anniversary of the vesting commencement date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

At the same time, the Company granted options to acquire 890,000 ordinary shares to certain officers and employees pursuant to the Option Plan. Twenty-five percent (25%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, and the remaining seventy-five percent (75%) of the ordinary shares subject to the option will vest in thirty-six equal installments over the next three years. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

(c)	On March 8, 2012, Chongqing Daqo renewed a one-year short-term loan with China Everbright Bank. The borrowing is restricted to the purchase of fixed assets, land use right, payment for electricity fees and rental expenses of the manufacturing plant. The borrowing amount is $15.9 million (RMB 100 million) and the interest rate is fixed at 7.216%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.

(d)	On April 20, 2012, Chongqing Daqo renewed a one-year short-term loan with China Construction Bank. The borrowing is for general working capital purposes. The borrowing amount is $15.9 million (RMB 100 million) and the interest rate is fixed at 6.56%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.

(e)	On April 20, 2012, Chongqing Daqo signed a one-year short-term loan with China Everbright Bank, which is for working capital purposes. The borrowing amount is $6.3 million (RMB 40 million) and interest rate is fixed at 7.216%. The loan is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.